Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2025	Nov. 10, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Fiscal year	Summary Compensation Table Total for First PEO(1)(3)		Summary Compensation Table Total for Second PEO(1)		Summary Compensation Table Total for Third PEO(1)		Compensation Actually Paid to First PEO(2)(3)		Compensation Actually Paid to Second PEO(1)		Compensation Actually Paid to Third PEO(1)		Average Summary Compensation Table Total for non-PEO NEOs(2)(3)	Average Compensation Actually Paid to non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based on:		Net Income(6) (in millions)	Prior EVA(7) (in millions)
															Ball Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)(5)
2025	$	N/A		$13,486,942		$4,218,225	$	N/A		$4,514,573		$4,778,558	$2,356,237	$2,172,934	$60	$100	$912	$378.2
2024	$	N/A		$12,329,337	$	N/A	$	N/A		$18,286,482	$	N/A	$3,531,615	$4,375,184	$90	$137	$4,008	$365.6
2023	$	N/A		$9,318,556	$	N/A	$	N/A		$12,840,113	$	N/A	$2,938,316	$3,598,245	$93	$119	$707	$140.9
2022		$9,355,973		$6,839,380	$	N/A		$(13,778,165)		$(1,197,919)	$	N/A	$2,920,660	$(968,660)	$81	$110	$719	$63.7
2021		$13,924,380	$	N/A	$	N/A		$17,348,994	$	N/A	$	N/A	$4,348,433	$4,895,797	$151	$134	$878	$289.8
The following table identifies the three most important financial performance measures used to link the compensation paid to our CEO and other NEOs from 2025 onwards. The role of each of these performance measures is discussed in detail in the CD&A section.
Most Important Performance Measures(5)
EVA
EPS
TSR
(1)
In the table above, PEO refers to “Principle Executive Officer”. Mr. Lewis succeeded Mr. Fisher as CEO in November 2025 and Mr. Fisher succeeded Mr. John A. Hayes as CEO in April 2022. All references to “First PEO” in this table and footnotes relate to Mr. Hayes, all references to “Second PEO” relate to Mr. Fisher, and all references to “Third PEO” relate to Mr. Lewis.
(2)
The non-PEO NEOs represented in the table and footnotes are as follows:
2025—Mr. Rabbitt, Mr. Yu, Ms. Causey, Ms. Lim-Johnson, and Mr. Vail
2024—Mr. Yu, Mr. Lewis, Ms. Causey, and Ms. Lim-Johnson
2023—Mr. Yu, Mr. Morrison, Mr. Lewis, Mr. Kaufman, Ms. Valy Panayiotou, and Mr. Baker
2022—Mr. Morrison, Ms. Valy Panayiotou, Mr. Lewis, and Mr. Baker
2021—Mr. Morrison, Mr. Fisher, Mr. Lewis, and Mr. Baker

(3)
Values included for equity awards in the table have been calculated as prescribed by the SEC and the fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO Summary Compensation Table (SCT) Total to Compensation Actually Paid (CAP) Reconciliation
Prior FYE	12/31/2020	12/31/2021	12/31/2021	12/31/2022	12/31/2023	12/31/2024	12/31/2024
Current FYE	12/31/2021	12/31/2022	12/31/2022	12/31/2023	12/31/2024	12/31/2025	12/31/2025
Fiscal Year	2021—1st PEO	2022—1st PEO	2022—2nd PEO	2023—2nd PEO	2024—2nd PEO	2025—2nd PEO	2025—3rd PEO
SCT Total	$13,924,380	$9,355,973	$6,839,380	$9,318,556	$12,329,337	$13,486,942	$4,218,225
− Defined Benefit Pension Compensation included in SCT	$(186,605)	$—	$—	$(174,155)	$(111,795)	$(526,735)	$(139,954)
+ ASC Service Cost for All Defined Benefits Plans in Fiscal Year	$149,468	$144,577	$54,840	$50,534	$52,099	$55,862	$55,351
− Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(6,520,023)	$(6,519,959)	$(5,213,423)	$(5,800,017)	$(6,429,985)	$(7,880,044)	$(1,627,760)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$6,283,459	$1,153,420	$1,550,659	$8,810,484	$9,607,295	$—	$2,495,022
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$4,883,938	$(16,788,025)	$(4,004,324)	$465,890	$2,812,838	$(410,046)	$(191,856)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(1,185,622)	$(1,124,151)	$(425,050)	$168,821	$26,693	$(211,407)	$(30,469)
− Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—	$—	$—
+ Dividends Accrued not included in Fair Values	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$17,348,994	$(13,778,165)	$(1,197,919)	$12,840,113	$18,286,482	$4,514,573	$4,778,558
Non-PEO NEO Summary Compensation Table (SCT) Total to Compensation Actually Paid (CAP) Reconciliation
Prior FYE	12/31/2020	12/31/2021	12/31/2022	12/31/2023	12/31/2024
Current FYE	12/31/2021	12/31/2022	12/31/2023	12/31/2024	12/31/2025
Fiscal Year	2021	2022	2023	2024	2025
SCT Total	$4,348,433	$2,920,660	$2,938,316	$3,531,615	$2,356,237
− Defined Benefit Pension Compensation included in SCT	$(107,202)	$(39,202)	$(112,587)	$(32,312)	$(41,603)
+ ASC Service Cost for All Defined Benefits Plans in Fiscal Year	$58,044	$38,432	$30,055	$10,441	$12,672
− Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(1,674,848)	$(1,449,618)	$(1,272,227)	$(1,317,515)	$(1,182,896)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,640,084	$271,498	$1,838,842	$1,896,167	$1,055,314
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$834,008	$(2,546,960)	$110,635	$233,947	$27,621
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$139,155	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(202,756)	$(302,626)	$65,212	$52,841	$(54,411)
− Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—
+ Dividends Accrued not included in Fair Values	$34	$—	$—	$—	$—
Compensation Actually Paid	$4,895,797	$(968,660)	$3,598,245	$4,375,184	$2,172,934
(4)
The numbers previously disclosed for Ball’s TSR for 2021 and for peer group TSR for 2020-2023 have been updated. The differences relate to utilizing different providers who use different methodologies for dividend reinvestment. All TSR numbers disclosed above are now based on the same reinvestment methodology.
(5)
Our Peer Group for TSR is the Dow Jones Containers & Packaging Index (DJCPI). The majority of Ball’s sales and earnings are generated from our global packaging business, and members of the DJCPI compete across similar markets and product categories for rigid packaging and secondary packaging. While share price performance may not fully capture our progress in 2025, and recent years, the foundation we are building, through growing volumes, robust cash flow, increasing EVA dollars and significant capital returns, positions us to drive sustained value for shareholders in the years ahead. Ball’s 1-year, 3-year and 5-year total shareholder returns are shown below, relative to both the DJCPI and the S&P 500.
1 year, 3 year and 5 year TSR Performance Graphs
(6)
2024 net income included the proceeds of the sale of our Aerospace business.

(7)
The 2025 EVA number above reflects the historical EVA definition (“Prior EVA”). This is different from an updated EVA methodology (“New EVA”) used for setting EVA targets for incentive purposes from 2025 onwards. The EVA performance targets for the 2025 Performance Stock Units (PSUs), part of the company’s Long Term Incentive Program, as disclosed on page 37, are based on New EVA, which redefines invested capital from the historical Operating Approach “Net Assets Method” to defining invested capital under the “Financing Approach” (Net Debt + Equity). This approach was adopted to reflect the company size post-Aerospace sale and to provide more transparency to investors regarding Ball’s invested capital post-sale. Under New EVA, EVA dollars were rebased for 2024 using the Financing Approach, with the EVA targets for the 2025-27 PSUs being determined from the reset 2024 baseline.
Our Company Selected Measure is EVA, as it is the lens used to measure business and strategic initiatives. There is a high correlation between our total executive compensation actually paid compared to our EVA performance over recent years. As mentioned under “Summary of Changes made to 2025 Executive Compensation”, the company updated the incentive programs for 2025 to ensure that the compensation plans were aligned to the strategy of simplifying sustainability for our customers by delivering scalable aluminum packaging solutions and to our ambition of achieving a $30 billion market capitalization by 2030. EVA has served us well as our key incentive metric and continues to play an important role going forward as part of a broader set of incentive measures.

Company Selected Measure Name			EVA
Named Executive Officers, Footnote
(1)
In the table above, PEO refers to “Principle Executive Officer”. Mr. Lewis succeeded Mr. Fisher as CEO in November 2025 and Mr. Fisher succeeded Mr. John A. Hayes as CEO in April 2022. All references to “First PEO” in this table and footnotes relate to Mr. Hayes, all references to “Second PEO” relate to Mr. Fisher, and all references to “Third PEO” relate to Mr. Lewis.
(2)
The non-PEO NEOs represented in the table and footnotes are as follows:
2025—Mr. Rabbitt, Mr. Yu, Ms. Causey, Ms. Lim-Johnson, and Mr. Vail
2024—Mr. Yu, Mr. Lewis, Ms. Causey, and Ms. Lim-Johnson
2023—Mr. Yu, Mr. Morrison, Mr. Lewis, Mr. Kaufman, Ms. Valy Panayiotou, and Mr. Baker
2022—Mr. Morrison, Ms. Valy Panayiotou, Mr. Lewis, and Mr. Baker
2021—Mr. Morrison, Mr. Fisher, Mr. Lewis, and Mr. Baker

Peer Group Issuers, Footnote
(4)
The numbers previously disclosed for Ball’s TSR for 2021 and for peer group TSR for 2020-2023 have been updated. The differences relate to utilizing different providers who use different methodologies for dividend reinvestment. All TSR numbers disclosed above are now based on the same reinvestment methodology.
(5)
Our Peer Group for TSR is the Dow Jones Containers & Packaging Index (DJCPI). The majority of Ball’s sales and earnings are generated from our global packaging business, and members of the DJCPI compete across similar markets and product categories for rigid packaging and secondary packaging. While share price performance may not fully capture our progress in 2025, and recent years, the foundation we are building, through growing volumes, robust cash flow, increasing EVA dollars and significant capital returns, positions us to drive sustained value for shareholders in the years ahead. Ball’s 1-year, 3-year and 5-year total shareholder returns are shown below, relative to both the DJCPI and the S&P 500.

Adjustment To PEO Compensation, Footnote
(3)
Values included for equity awards in the table have been calculated as prescribed by the SEC and the fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

PEO Summary Compensation Table (SCT) Total to Compensation Actually Paid (CAP) Reconciliation
Prior FYE	12/31/2020	12/31/2021	12/31/2021	12/31/2022	12/31/2023	12/31/2024	12/31/2024
Current FYE	12/31/2021	12/31/2022	12/31/2022	12/31/2023	12/31/2024	12/31/2025	12/31/2025
Fiscal Year	2021—1st PEO	2022—1st PEO	2022—2nd PEO	2023—2nd PEO	2024—2nd PEO	2025—2nd PEO	2025—3rd PEO
SCT Total	$13,924,380	$9,355,973	$6,839,380	$9,318,556	$12,329,337	$13,486,942	$4,218,225
− Defined Benefit Pension Compensation included in SCT	$(186,605)	$—	$—	$(174,155)	$(111,795)	$(526,735)	$(139,954)
+ ASC Service Cost for All Defined Benefits Plans in Fiscal Year	$149,468	$144,577	$54,840	$50,534	$52,099	$55,862	$55,351
− Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(6,520,023)	$(6,519,959)	$(5,213,423)	$(5,800,017)	$(6,429,985)	$(7,880,044)	$(1,627,760)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$6,283,459	$1,153,420	$1,550,659	$8,810,484	$9,607,295	$—	$2,495,022
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$4,883,938	$(16,788,025)	$(4,004,324)	$465,890	$2,812,838	$(410,046)	$(191,856)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$—	$—	$—	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(1,185,622)	$(1,124,151)	$(425,050)	$168,821	$26,693	$(211,407)	$(30,469)
− Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—	$—	$—
+ Dividends Accrued not included in Fair Values	$—	$—	$—	$—	$—	$—	$—
Compensation Actually Paid	$17,348,994	$(13,778,165)	$(1,197,919)	$12,840,113	$18,286,482	$4,514,573	$4,778,558

Non-PEO NEO Average Total Compensation Amount			$ 2,356,237	$ 3,531,615	$ 2,938,316	$ 2,920,660	$ 4,348,433
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,172,934	4,375,184	3,598,245	(968,660)	4,895,797
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Values included for equity awards in the table have been calculated as prescribed by the SEC and the fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.
Non-PEO NEO Summary Compensation Table (SCT) Total to Compensation Actually Paid (CAP) Reconciliation
Prior FYE	12/31/2020	12/31/2021	12/31/2022	12/31/2023	12/31/2024
Current FYE	12/31/2021	12/31/2022	12/31/2023	12/31/2024	12/31/2025
Fiscal Year	2021	2022	2023	2024	2025
SCT Total	$4,348,433	$2,920,660	$2,938,316	$3,531,615	$2,356,237
− Defined Benefit Pension Compensation included in SCT	$(107,202)	$(39,202)	$(112,587)	$(32,312)	$(41,603)
+ ASC Service Cost for All Defined Benefits Plans in Fiscal Year	$58,044	$38,432	$30,055	$10,441	$12,672
− Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(1,674,848)	$(1,449,618)	$(1,272,227)	$(1,317,515)	$(1,182,896)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,640,084	$271,498	$1,838,842	$1,896,167	$1,055,314
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$834,008	$(2,546,960)	$110,635	$233,947	$27,621
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$—	$139,155	$—	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(202,756)	$(302,626)	$65,212	$52,841	$(54,411)
− Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$—	$—	$—	$—
+ Dividends Accrued not included in Fair Values	$34	$—	$—	$—	$—
Compensation Actually Paid	$4,895,797	$(968,660)	$3,598,245	$4,375,184	$2,172,934

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table identifies the three most important financial performance measures used to link the compensation paid to our CEO and other NEOs from 2025 onwards. The role of each of these performance measures is discussed in detail in the CD&A section.
Most Important Performance Measures(5)
EVA
EPS
TSR

Total Shareholder Return Amount			$ 60	90	93	81	151
Peer Group Total Shareholder Return Amount			100	137	119	110	134
Net Income (Loss)			$ 912,000,000	$ 4,008,000,000	$ 707,000,000	$ 719,000,000	$ 878,000,000
Company Selected Measure Amount			378,200,000	365,600,000	140,900,000	63,700,000	289,800,000
PEO Name	Mr. Lewis	Mr. Fisher
Measure:: 1
Pay vs Performance Disclosure
Name			EVA
Non-GAAP Measure Description
(7)
The 2025 EVA number above reflects the historical EVA definition (“Prior EVA”). This is different from an updated EVA methodology (“New EVA”) used for setting EVA targets for incentive purposes from 2025 onwards. The EVA performance targets for the 2025 Performance Stock Units (PSUs), part of the company’s Long Term Incentive Program, as disclosed on page 37, are based on New EVA, which redefines invested capital from the historical Operating Approach “Net Assets Method” to defining invested capital under the “Financing Approach” (Net Debt + Equity). This approach was adopted to reflect the company size post-Aerospace sale and to provide more transparency to investors regarding Ball’s invested capital post-sale. Under New EVA, EVA dollars were rebased for 2024 using the Financing Approach, with the EVA targets for the 2025-27 PSUs being determined from the reset 2024 baseline.
Our Company Selected Measure is EVA, as it is the lens used to measure business and strategic initiatives. There is a high correlation between our total executive compensation actually paid compared to our EVA performance over recent years. As mentioned under “Summary of Changes made to 2025 Executive Compensation”, the company updated the incentive programs for 2025 to ensure that the compensation plans were aligned to the strategy of simplifying sustainability for our customers by delivering scalable aluminum packaging solutions and to our ambition of achieving a $30 billion market capitalization by 2030. EVA has served us well as our key incentive metric and continues to play an important role going forward as part of a broader set of incentive measures.

Measure:: 2
Pay vs Performance Disclosure
Name			EPS
Measure:: 3
Pay vs Performance Disclosure
Name			TSR
Mr. Fisher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 13,486,942	$ 12,329,337	$ 9,318,556	$ 6,839,380
PEO Actually Paid Compensation Amount			4,514,573	18,286,482	12,840,113	(1,197,919)
Mr. Lewis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,218,225
PEO Actually Paid Compensation Amount			4,778,558
Mr. Hayes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						9,355,973	$ 13,924,380
PEO Actually Paid Compensation Amount						(13,778,165)	17,348,994
PEO | Mr. Fisher [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(526,735)	(111,795)	(174,155)
PEO | Mr. Fisher [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			55,862	52,099	50,534	54,840
PEO | Mr. Fisher [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,880,044)	(6,429,985)	(5,800,017)	(5,213,423)
PEO | Mr. Fisher [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				9,607,295	8,810,484	1,550,659
PEO | Mr. Fisher [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(410,046)	2,812,838	465,890	(4,004,324)
PEO | Mr. Fisher [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Fisher [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(211,407)	26,693	168,821	(425,050)
PEO | Mr. Fisher [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Fisher [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Lewis [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(139,954)
PEO | Mr. Lewis [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			55,351
PEO | Mr. Lewis [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,627,760)
PEO | Mr. Lewis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,495,022
PEO | Mr. Lewis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(191,856)
PEO | Mr. Lewis [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Lewis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(30,469)
PEO | Mr. Lewis [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Lewis [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Hayes [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							(186,605)
PEO | Mr. Hayes [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						144,577	149,468
PEO | Mr. Hayes [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(6,519,959)	(6,520,023)
PEO | Mr. Hayes [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,153,420	6,283,459
PEO | Mr. Hayes [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(16,788,025)	4,883,938
PEO | Mr. Hayes [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Hayes [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,124,151)	(1,185,622)
PEO | Mr. Hayes [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Hayes [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(41,603)	(32,312)	(112,587)	(39,202)	(107,202)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,672	10,441	30,055	38,432	58,044
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,182,896)	(1,317,515)	(1,272,227)	(1,449,618)	(1,674,848)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,055,314	1,896,167	1,838,842	271,498	1,640,084
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			27,621	233,947	110,635	(2,546,960)	834,008
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						139,155
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(54,411)	52,841	65,212	(302,626)	(202,756)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount							$ 34